LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

	June 30, 2024	December 31, 2023

Right-of-use assets	$570,325	$598,508

Lease liabilities - current	$384,817	$429,687
Lease liabilities - non-current	198,300	182,380
Total lease liabilities	$583,117	$612,067

December 31, 2023

Right-of-use assets	$598,508

Lease liabilities - current	$429,687
Lease liabilities - non-current	182,380
Total lease liabilities	$612,067

SCHEDULE OF AGGREGATE FUTURE MINIMUM RENTAL PAYMENTS

As of June 30, 2024, the aggregate future minimum rental payments under non-cancelable agreements are as follows:

Maturity of Lease Liabilities	Total

12 months ended June 30, 2025	$401,688
12 months ended June 30, 2026	166,196
12 months ended June 30, 2027	37,156
Total undiscounted lease payments	$605,040
Less: Imputed interest	(21,923)
Present value of lease liabilities	$583,117
Operating lease liabilities - Current	384,817
Operating lease liabilities - Non-current	$198,300

As of December 31, 2023, the aggregate future minimum rental payments under non-cancelable agreement are as follows:

Maturity of Lease Liabilities	Total

12 months ended December 31, 2024	$446,002
12 months ended December 31, 2025	185,540
Total undiscounted lease payments	631,542
Less: Imputed interest	(19,475)
Present value of lease liabilities	612,067
Operating lease liabilities - Current	429,687
Operating lease liabilities - Non-current	$182,380